Joint Ventures	12 Months Ended
Dec. 31, 2024
Joint Venture Formation [Abstract]
Joint Ventures
16.
Joint Ventures

On January 18, 2024, Heidmar Investments LLC, a subsidiary of HMI, entered into a joint venture agreement with Bainbridge Navigation Pte. Ltd. (“Bainbridge”) based on which a new company named BH Cape Holdings Pte. Ltd. (“BH Cape Holdings”) was formed equally owned by Bainbridge and Heidmar Investments LLC. Bainbridge is a company incorporated under the laws of Singapore engaging in the chartering of dry bulk vessels worldwide.

The shares of BH Cape Holdings were issued with no par value. For the year ended December 31, 2024, an amount of $2,428,973 was contributed to BH Cape Holdings by the Company. The newly formed company operates in the commercial management of bulk carrier vessels worldwide. Under the joint venture agreement Heidmar Investments LLC and Bainbridge each have a 50% share in the net results of BH Cape Holdings. The board of BH Cape Holdings comprises of four directors, two directors from each of HMI and Bainbridge. Following the joint venture agreement, BH Cape Holdings meets the definition of a joint venture in accordance with the provisions of the ASC 323-10, “Investments—Equity Method and Joint Ventures”. Heidmar Inc. exercises joint control over BH Cape Holdings since all strategic decisions, including the approval of the budget, require the unanimous approval and consent of all four directors of BH Cape Holdings.

BH Cape Holdings had operations during the year ended December 31, 2024 and the Company recognized a share of loss amounting to $859,400, presented under “Share of loss from joint venture” in the accompanying consolidated statement of income, representing the share of the joint venture’s net loss, based on the Company’s relative holding. As of December 31, 2024, the carrying amount of the investment in this joint venture is $1,569,573. This amount represents the Company’s contributions to fund the operations of BH Cape Holdings of $2,428,973, partially offset by the share of loss from the joint venture of $859,400 and is included in “Investment in joint venture” in the accompanying consolidated balance sheet. As of December 31, 2024, the carrying value of the Company’s investment in this joint venture was $467,060 higher than its interest in the investee’s underlying net assets. This basis difference is not related to specific assets or liabilities of the investee and has been recognized as equity method goodwill.

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Balance sheet	2024
Assets
Cash and cash equivalents	365,152
Other current assets	2,937,096
Total Current Assets	3,302,248
Total Assets	3,302,248
Shareholders’ Equity
Additional paid-in capital	3,923,827
Accumulated losses	(1,718,800)
Total Shareholders’ Equity	2,205,027
Liabilities
Accounts payable and accrued expenses	1,097,221
Total Current Liabilities	1,097,221
Total Liabilities	1,097,221
Total Liabilities and Shareholders’ Equity	3,302,248

Summarized Statement of Income	2024
Voyage and time charter revenues	3,182,372
Charter-in expenses	(2,879,797)
Voyage expenses	(1,544,569)
General and administrative expenses	(193,605)
Loss on freight forward agreements	(278,409)
Other expenses, net	(4,792)
Loss for the period	(1,718,800)